UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number: 811-21689
                                                      ---------

                          The Piedmont Investment Trust
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)


       324 W. Wendover Avenue, Suite 135, Greensboro, North Carolina 27408
       -------------------------------------------------------------------
                    (Address of Principal Executive Offices)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                  Date of reporting period: September 30, 2005
                                            ------------------

Item 1. REPORTS TO STOCKHOLDERS.
        -----------------------

Semi-Annual Report

For the Period from April 26, 2005 (Date of Initial Public Investment) to September 30, 2005
(Unaudited)










                                [FUND LOGO HERE]
                               The Piedmont Select
                                   value fund


















This report and the financial statements contained herein are submitted for the general information of the shareholders of The Piedmont Select Value Fund ("Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin St, Rocky Mount, NC 27804, Phone 1-800-773-3863.

--------------------------------------------------------------------------------
An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risk, sector risk, non-diversified fund risk, repurchase agreement risk, issuer risk, mid-cap risk, interest rate risk and credit risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Fund Expenses
________________________________________________________________________________

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


                                                              Beginning                  Ending
THE PIEDMONT SELECT VALUE FUND                              Account Value            Account Value           Expenses Paid
Expense Example                                            April 26, 2005          September 30, 2005        During Period
------------------------------------------------------ ------------------------ ------------------------- ---------------------
Actual                                                        $1,000.00                $1,054.00                 $9.88*
------------------------------------------------------ ------------------------ ------------------------- ---------------------
Hypothetical (5% return before expenses)                      $1,000.00                $1,013.79                $11.36**
------------------------------------------------------ ------------------------ ------------------------- ---------------------
* Actual  Expenses  are  equal to the  Fund's  annualized  expense  ratio  2.25% multiplied by the average account value over the period,  multiplied by 156 days and divided by 365 (to reflect the number of days in the initial fiscal period).
**  Hypothjetical  Expenses  paid  during  the  period  are equal to the  Fund's annualized  expense ratio of 2.25% multiplied by
183 days and divided by 365 (to reflect the number of days in the six month period  ending  September 30, 2005).

THE PIEDMONT SELECT VALUE FUND

________________________________________________________________________________

November 12, 2005


At The Piedmont Select Value Fund, we concentrate our investments in a limited number of large-cap - and medium-cap companies that we believe are selling below their intrinsic value - based on our objective criteria - and hold them for the long term.


Our many thanks go to the initial shareholders in The Piedmont Select Value Fund. Your belief in our process and abilities is very gratifying.

We began investing May 16, 2005, and were fully invested by the end of June. We have found plenty of companies whose prices and business performance meet our criteria to invest in over the last quarter. Of our 21 holdings, eleven are in the DJIA. Although concentrated in the number of companies we invest in, we are diversified into 7 distinct industries. The majority of our investments remain below our initial buy targets and we believe continue to be compelling values. The fund returned 5.4% since inception, most of that coming in the third quarter.

   Average Annual Total Returns as of September 30, 2005

   Since Inception*          5.40%**

   Performance shown is for the period ended September 30, 2005. The performance data quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data quoted. To obtain more current performance data regarding the Fund, including performance data current to the Fund's most recent month-end, please visit www.ncfunds.com.

   *The Fund's inception date is 4/26/2005.
   **For periods of less than 1 year, the since inception return figures are not annualized and represent aggregate total return.


                                  The Holdings

The fund's top five holdings are Motorola, Halliburton, Sears, AIG, and United Healthcare^1. All of these holdings represent significant value in our opinion. Motorola was the top performing holding in pure dollar terms, yet it still represents a major value in our opinion. Their new products are being well received. We believe Motorola's problems in the past have been primarily execution related. Ed Zander, the new CEO, has addressed these issues as well instituted a share repurchase program which in total represents 10% of the outstanding shares.

The lone special situation we invested in during the last period was Vicuron Pharmaceuticals. They received a cash buyout offer from Pfizer Pharmaceuticals in June for $29.10. The deal in our opinion had a high probability of completion


_______________
^1   Please  refer  to the  "Portfolio  Investments"  section  of  the  attached semi-annual report for a complete listing of fund holdings and the percentage each represents of the portfolio.

THE PIEDMONT SELECT VALUE FUND

________________________________________________________________________________


in a short time frame. These are the types of special situations we love to take advantage of when they present themselves. We were able to make 4.5% return on this investment in less than a three month time frame.

In conclusion, thank you for your confidence in The Piedmont Select Value Fund. While we cannot make any predictions about the fund performance or the market in general, we believe the fund will make an excellent long term investment for ourselves and our shareholders.



/s/ David M. Clark, III

THE PIEDMONT SELECT VALUE FUND

Schedule of Investments
(Unaudited)

As of September 30, 2005
----------------------------------------------------------------------------------------------------------------------------------
                                        Shares     Market Value                                            Shares    Market Value
                                                     (Note 1)                                                          (Note 1)
----------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCKS - 90.70%                                             Retail - 11.37%
                                                                      Home Depot, Inc.                      2,000   $      76,280
Banks - 8.01%                                                      *  Sears Holdings Corporation            1,100         136,862
    Commerce Bancorp, Inc.                3,800   $     116,622       Wal-Mart Stores, Inc.                 1,000          43,820
                                                                                                                    -------------
    Wells Fargo Company                   1,100          64,427                                                           256,962
                                                  -------------                                                     -------------
                                                        181,049    Software - 6.71%
                                                  -------------
Cosmetics/Personal Care - 4.47%                                       Microsoft Corporation                 3,000          77,190
    Procter & Gamble Company              1,700         101,082    *  Oracle Corporation                    6,000          74,340
                                                  -------------                                                     -------------
                                                                                                                          151,530
                                                                                                                    -------------
Diversified Financial Services - 2.50%                             Telecommunications - 7.82%
    Freddie Mac                           1,000          56,460       Motorola, Inc.                        8,000         176,720
                                                  -------------                                                     -------------

Healthcare - Products - 9.32%                                      Total Common Stocks (Cost $1,948,509)                2,049,768
                                                                                                                    -------------
    Johnson & Johnson                     2,000         126,560
    Stryker Corporation                   1,700          84,031    MONEY MARKET FUNDS - 5.91%
                                                  -------------
                                                        210,591       Merrimac Cash Series Nottingham
                                                  -------------          Shares                           100,936         100,936
Healthcare - Services - 10.12%                                        Merrimac US Government Series
    UnitedHealth Group Inc.               2,300         129,260          Fund                              32,543          32,543
*   Express Scripts, Inc                  1,600          99,520
                                                  -------------
                                                        228,780    Total Money Market Funds (Cost $133,479)               133,479
                                                  -------------                                                     -------------
Insurance - 5.89%
                                                                   Total Investments (Cost $2,081,988) - 96.61%     $   2,183,247
    American International
        Group, Inc.                        2150         133,214    Other Assets less Liabilities - 3.39%                   76,495
                                                  -------------                                                     -------------
                                                                   Net Assets - 100.00%                             $   2,259,742
Media - 4.59%                                                                                                       =============
    The Walt Disney Company               4,300         103,759
                                                  -------------    *  Non-income producing investment.

Miscellaneous - Manufacturing - 3.25%
    3M Co.                                1,000          73,360
                                                  -------------

Oil & Gas - 3.60%
    Burlington Resources Inc.             1,000          81,320
                                                  -------------

Oil & Gas Services - 6.06%
    Halliburton Company                   2,000         137,040
                                                  -------------

Pharmaceuticals - 2.54%
    Pfizer Inc.                           2,300          57,431
                                                  ------------

Restaurants - 4.45%
    McDonald's Corporation                3,000         100,470
                                                  -------------




                                                                                                                       (Continued)

THE PIEDMONT SELECT VALUE FUND

Schedule of Investments
(Unaudited)

As of September 30, 2005
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------   ---------------------------------------------------------------

Summary of Investments by Industry
                                       % of Net
Industry                                Assets           Value
--------------------------------------------------------------
Banks                                    8.01%     $   181,049
Cosmetics/Personal Care                  4.47%         101,082
Diversified Financial Services           2.50%          56,460
Healthcare - Products                    9.32%         210,591
Healthcare - Services                   10.12%         228,780
Insurance                                5.89%         133,214
Media                                    4.59%         103,759
Miscellaneous Manufacturing              3.25%          73,360
Money Market Funds                       5.91%         133,479
Oil & Gas                                3.60%          81,320
Oil & Gas Services                       6.06%         137,040
Pharmaceuticals                          2.54%          57,431
Restaurants                              4.45%         100,470
Retail                                  11.37%         256,962
Software                                 6.71%         151,530
Telecommunications                       7.82%         176,720
--------------------------------------------------------------
Total                                   96.61%     $ 2,183,247
























See Notes to Financial Statements



THE PIEDMONT SELECT VALUE FUND

Statement of Assets and Liabilities
(Unaudited)

As of September 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------

Assets:
      Investments, at value (cost $2,081,988) ............................................................              $ 2,183,247
      Receivables:
           Income ........................................................................................                    1,316
      Prepaid expenses ...................................................................................                   21,696
      Due from affiliates:
           Advisor (note 2) ..............................................................................                   59,001
                                                                                                                        -----------
      Total assets .......................................................................................                2,265,260

Liabilities:
      Accrued expenses ...................................................................................                    5,518
                                                                                                                        -----------
      Total liabilities ..................................................................................                    5,518

Net Assets ...............................................................................................              $ 2,259,742
                                                                                                                        ===========
Net Assets Consist of:
      Capital (par value and paid in surplus) ............................................................              $ 2,167,905
      Accumulated net investment loss ....................................................................                   (8,338)
      Accumulated net realized loss on investments .......................................................                   (1,084)
      Net unrealized appreciation on investments .........................................................                  101,259
                                                                                                                        -----------
      Total Net Assets ...................................................................................              $ 2,259,742
                                                                                                                        ===========

      Shares Outstanding, $0.001 par value (unlimited authorized shares) .................................                  214,328
      Net Asset Value, Offering Price and Redemption Price Per Share .....................................              $     10.54




















See Notes to Financial Statements

THE PIEDMONT SELECT VALUE FUND

Statement of Operations
(Unaudited)

For the period  from  April 26,  2005 (Date of  Initial  Public  Investment)  to September 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------

Investment Income:
      Dividends .......................................................................................                 $     7,275
                                                                                                                        -----------
      Total Income ....................................................................................                       7,275

Expenses:
      Advisory fees (note 2) ..........................................................................                       6,245
      Administration fees (note 2) ....................................................................                       1,214
      Transfer agent fees (note 2) ....................................................................                      12,291
      Fund accounting fees (note 2) ...................................................................                      11,544
      Compliance service fees (note 2) ................................................................                       3,354
      Custody fees (note 2) ...........................................................................                       1,860
      Distribution and service fees (note 3) ..........................................................                       1,735
      Other accounting fees (note 2) ..................................................................                       9,119
      Legal fees ......................................................................................                       7,528
      Audit and tax preparation fees ..................................................................                       6,023
      Registration and filing expenses ................................................................                      12,904
      Shareholder servicing expenses ..................................................................                         645
      Printing expenses ...............................................................................                       1,291
      Trustee fees and meeting expenses ...............................................................                       2,151
      Securities pricing fees .........................................................................                         589
      Other operating expenses ........................................................................                       2,366
                                                                                                                        -----------
      Total Expenses ..................................................................................                      80,859

      Expenses reimbursed by advisor (note 2) .........................................................                     (59,001)
      Advisory fees waived (note 2) ...................................................................                      (6,245)
                                                                                                                        -----------
      Net Expenses ....................................................................................                      15,613
                                                                                                                        -----------
Net Investment Loss ...................................................................................                      (8,338)

Net Realized and Unrealized Gain on Investments

      Net realized loss from investment transactions ..................................................                      (1,084)
      Change in unrealized appreciation on investments ................................................                     101,259
                                                                                                                        -----------
Net Realized and Unrealized Gain on Investments .......................................................                     100,175
Net Increase in Net Assets Resulting from Operations ..................................................                 $    91,837
                                                                                                                        ===========






See Notes to Financial Statements



THE PIEDMONT SELECT VALUE FUND

Statement of Changes in Net Assets
(Unaudited)

For the period from April 26, 2005 (Date of Initial Public Investment) to September 30,                                     2005
-----------------------------------------------------------------------------------------------------------------------------------

Operations:
     Net investment loss ............................................................................                   $    (8,338)
     Net realized loss from investment transactions .................................................                        (1,084)
     Change in unrealized appreciation on investments ...............................................                       101,259
                                                                                                                        -----------
Net Increase in Net Assets Resulting from Operations ................................................                        91,837

Capital Share Transactions: (note 6)
     Shares sold ....................................................................................                     2,177,905
     Shares repurchased .............................................................................                       (10,000)
                                                                                                                        -----------
Increase from Capital Share Transactions ............................................................                     2,167,905

Net Increase in Net Assets ..........................................................................                     2,259,742
                                                                                                                        ===========
Net Assets:
     Beginning of period ............................................................................                          --
     End of period ..................................................................................                   $ 2,259,742

Accumulated Net Investment Loss .....................................................................                   $    (8,338)


























See Notes to Financial Statements

THE PIEDMONT SELECT VALUE FUND

Financial Highlights
(Unaudited)
For a share outstanding during the period from April 26, 2005
(Date of Initial Public Investment) to September 30,                                                                2005
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ...................................................................        $     10.00
                                                                                                                -----------
Income from Investment Operations
      Net investment loss ..............................................................................              (0.04)
      Net realized and unrealized gain on securities ...................................................               0.58
                                                                                                                -----------
Total from Investment Operations .......................................................................               0.54

Net Asset Value, End of Period .........................................................................        $     10.54
                                                                                                                ===========
Total return ...........................................................................................               5.40 %

Net Assets, End of Period (in thousands) ...............................................................        $     2,260

Average Net Assets for the Period (in thousands) .......................................................        $     1,603

Ratios of:
Gross Expenses to Average Net Assets ...................................................................              11.64 % (a)
Net Expenses to Average Net Assets .....................................................................               2.25 % (a)
Net Investment Loss to Average Net Assets ..............................................................              (1.20)% (a)

Portfolio turnover rate ................................................................................              14.49 %



(a) Annualized.





















See Notes to Financial Statements

THE PIEDMONT SELECT VALUE FUND

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

1.   Organization    and   Significant   securities will be recorded as soon as
     Accounting Policies                 the Trust is informed of the  dividend
                                         if  such   information   is   obtained
The Piedmont Select Value Fund (the subsequent to the ex-dividend date. "Fund") is series fund. The Fund is Interest income is recorded on the
part of The Piedmont  Investment Trust   accrual     basis     and     includes
(the "Trust"),  which was organized as   amortization    of    discounts    and
a  Delaware  statutory  trust  and  is   premiums.   Gains   and   losses   are
registered    under   the   Investment   determined  on  the  identified   cost
Company Act of 1940 (the "1940  Act"),   basis,  which is the same  basis  used
as   amended,    as   an    open-ended   for federal income tax purposes.
management   investment  company.  The
Fund     is     classified     as    a   Expenses
non-diversified fund as defined in the   The  Fund  bears   expenses   incurred
1940 Act.                                specifically  on its behalf as well as
                                         a portion of general  expenses,  which
The Fund commenced operations on April   are  allocated  according  to  methods
26, 2005. The investment  objective of   approved annually by the Trustees.
the Fund is to seek long-term  capital
appreciation through investing for the   Dividend Distributions
long term in businesses with solid The Fund may declare and distribute financials and proven operating dividends from net investment income histories, consisting primarily of (if any) quarterly. Distributions from common and preferred stocks and capital gains (if any) are generally
securities   convertible  into  common   declared and distributed annually.
stocks.
                                         Estimates
The following accounting policies have The preparation of financial been consistently followed by the Fund statements in conformity with and are in conformity with accounting accounting principles generally
principles  generally  accepted in the   accepted  in  the  United   States  of
United   States  of   America  in  the   America  requires  management  to make
investment company industry.             estimates and assumptions  that affect
                                         the  amount  of  assets,  liabilities,
Investment Valuation                     expenses and revenues  reported in the
The Fund's  investments  in securities   financial  statements.  Actual results
are   carried  at  value.   Securities   could differ from those estimates.
listed on an  exchange  or quoted on a
national  market  system are valued at   Federal Income Taxes
the last  sales  price as of 4:00 p.m.
Eastern Time. Securities traded in the No provision for income taxes is NASDAQ over-the-counter market are included in the accompanying financial generally valued at the NASDAQ statements, as the Fund intends to
Official Closing Price. Other distribute to shareholders all taxable securities traded in the investment income and realized gains over-the-counter market and listed and otherwise comply with Subchapter M securities for which no sale was of the Internal Revenue Code
reported  on that  date are  valued at   applicable  to  regulated   investment
the most recent bid price.  Securities   companies.
and  assets  for which  representative
market   quotations  are  not  readily   Indemnifications
available  (e.g.,  if the  exchange on
which  the   portfolio   security   is   Under   the   Fund's    organizational
principally traded closes early or if documents, its officers and Trustees trading of the particular portfolio are indemnified against certain security is halted during the day and liabilities arising out of the
does not  resume  prior to the  Fund's   performance  of  their  duties  to the
net asset value  calculation) or which   Fund.  In  addition,   in  the  normal
cannot be accurately valued using the course of business, the Fund entered Fund's normal pricing procedures are into contracts with its vendors and valued at fair value as determined in others that provide for general good faith under policies approved by indemnifications. The Fund's maximum the Trustees. A portfolio security's exposure under these arrangements is "fair value" price may differ from the unknown, as this would involve future price next available for that claims that may be made against the
portfolio  security  using the  Fund's   Fund.  The Fund  expects  that risk of
normal pricing procedures. Instruments   loss to be remote.
with maturities of 60 days or less are
valued  at   amortized   cost,   which   2.   Related Party Transactions
approximates market value.
                                         Advisor   The  Fund   pays  a  monthly
Investment Transactions and Investment   advisory   fee   to   Clark    Capital
Income                                   Management,  LLC (the "Advisor") based
Investment transactions are accounted upon the average daily net assets of for as of the date purchased or sold the Fund and calculated at the annual (trade date). Dividend income is rate as shown in the table on the recorded on the ex-dividend date. following page. The Advisor has
Certain    dividends    from   foreign

                                                                   (Continued)

THE PIEDMONT SELECT VALUE FUND

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

entered into a contractual agreement Rule 38a-1 of the Investment Company ("Expense Limitation Agreement") with Act of 1940. It receives compensation the Fund under which it has agreed to for this service at an annual rate of
reduce  the  amount of the  investment    $7,750.
advisory fee to be paid to the Advisor
by the Fund for certain  months and to    Transfer Agent
assume other expenses of the Fund, if North Carolina Shareholder Services, necessary, in an amount that limits LLC ("Transfer Agent") serves as
the Fund's  total  operating  expenses    transfer,    divided    paying,    and
(exclusive of interest, taxes, shareholder servicing agent for the brokerage fees and commissions and Fund. It receives compensation for its extraordinary expenses) to not more services based upon $15 per than a specified percentage of the shareholder per year, subject to a
average  daily  assets of the Fund for    minimum  fee of $1,750 per  month,  if
the  current  period.  There can be no    any.
assurance   the   Expense   Limitation
Agreement will continue in the future.    Distributor
The expense limitation percentages, as Capital Investment Group, Inc. (the well as the Advisory fees waived and "Distributor") serves as the Fund's expenses reimbursed as of the period principal underwriter and distributor. ended September 30, 2005, are listed The Distributor receives $5,000 per
in the table below.                       year paid in monthly  installments for
                                          services    provided    and   expenses
----------------------------------------  assumed.
           Expense    Adviser
 Adviser Limitation Fees Expenses Certain Trustees and officers of the Fees Rate Rate Waived Reimbursed Trust are also officers of the
----------------------------------------  Advisor,   the   Distributor   or  the
  0.90%      2.25%    $6,245    $59,001   Administrator.
----------------------------------------
                                          3.   Distribution and Service Fees
Administrator
The Fund pays a monthly administration The Trustees, including a majority of fee to The Nottingham Company (the the Trustees who are not "interested
"Administrator")    based   upon   the    persons"  of the Trust as  defined  in
average daily net assets of the Fund the Act, adopted a distribution plan and calculated at the annual rates as pursuant to Rule 12b-1 of the Act (the shown in the following schedule which "Plan"). The Act regulates the manner is subject to a minimum of $2,000 per in which a regulated investment month. The Administrator also receives company may assume expenses of a fee to procure and pay the Fund's distributing and promoting the sales custodian, additional compensation for of its shares and servicing of its fund accounting and recordkeeping shareholder accounts. The Plan services, and additional compensation provides that the Fund may incur for certain costs involved with the certain expenses, which may not exceed daily valuation of securities and as 0.25% per annum of the Fund's average reimbursement for out-of-pocket daily net assets for each year elapsed
expenses.  A  breakdown  of  these  is    subsequent  to  adoption  of the Plan,
provided at the bottom of the page.       for  payment  to the  Distributor  and
                                          others for items  such as  advertising
Compliance   Services  The  Nottingham    expenses,       selling      expenses,
Compliance Services, LLC, a fully commissions, travel or other expenses owned affiliate of The Nottingham reasonably intended to result in sales Company, provides services which of shares of the Fund or support assists the Trust's Chief Compliance servicing of shareholder accounts. For Officer in monitoring and testing the the period ended September 30, 2005, policies and procedures of the Trust the Fund incurred $1,735 in
in conjunction with requirements under    distribution  and  service  fees under
                                          the Plan.

--------------------------------------------------------------------------------------------------------------------------------
      Administration Fees*                        Custody fees*                   Fund           Fund
                                                                                Accounting     Accounting         Blue Sky
   Average Net Assets         Annual        Average Net Assets       Annual        Fees          Fees          Administration
                               Rate                                   Rate       (monthly)                      Fees (annual)
--------------------------------------------------------------------------------------------------------------------------------
       First $50 million       0.175%       First $100 million        0.02%       $2,250         0.01%          $150 per state
        Next $50 million       0.150%        Over $100 million       0.009%
        Next $50 million       0.125%
        Next $50 million       0.100%
       Over $200 million       0.075%
--------------------------------------------------------------------------------------------------------------------------------
*  Minimum  monthly  fees of $2,000  and $400 for  Administration  and  Custody, respectively.

                                                                                                                (Continued)

THE PIEDMONT SELECT VALUE FUND

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

4.   Purchases and Sales of Investment     6. Capital Share Transactions
     Securities

                                           ----------------------------------------------------------------
                                           Period from April 26, 2005 (Date of Initial Public Investment)
For the  period  ended  September  30,     to September 30, 2005
2005,  the aggregate cost of purchases     ----------------------------------------------------------------
and proceeds  from sales of investment     Transactions in Fund Shares                             215,284
securities    (excluding    short-term             Shares sold
securities) were as follows:                       Reinvested distributions                              -
                                                   Shares repurchased                                (956)
--------------------------------------     Net Increase in Capital Share Transactions              214,328
  Purchases                Proceeds        Shares Outstanding, Beginning of Period                       -
     of                   from Sales       Shares Outstanding, End of Period                       214,328
  Securities            of Securities      ----------------------------------------------------------------
--------------------------------------
  $2,117,133               $167,540
--------------------------------------

There were no  long-term  purchases or
sales  of U.S  Government  Obligations
during the period ended  September 30,
2005.

5.   Federal Income Tax

The aggregate cost of investments  and
the    composition    of    unrealized
appreciation   and   depreciation   of
investment   securities   for  federal
income tax  purposes  as of  September
30,  2005,  are shown in table  below.
The primary  difference  between  book
and tax  appreciation  or depreciation
of   investments  is  wash  sale  loss
deferrals.

-----------------------------------------------
               Aggregate Gross  Aggregate Gross
  Federal Tax    Unrealized       Unrealized
      Cost      Appreciation     Depreciation
-----------------------------------------------
  $2,085,671      $184,278        ($86,702)
-----------------------------------------------

The    amount   of    dividends    and
distributions   from  net   investment
income and net realized  capital gains
are  determined  in  accordance   with
federal income tax  regulations  which
may  differ  from  generally  accepted
accounting      principles.      These
differences   are  due  to   differing
treatments   for  items  such  as  net
short-term  gains,  deferral  of  wash
sale    losses,    foreign    currency
transactions,  net  investment  losses
and   capital   loss   carry-forwards.
Permanent   differences  such  as  tax
returns of capital and net  investment
losses,  if any, would be reclassified
against   capital.   There   were   no
dividends  or   distributions  of  net
investment   income  or  net  realized
gains  paid  by the  Fund  during  the
period  ending  September 30, 2005.

THE PIEDMONT SELECT VALUE FUND

Additional Information (Unaudited)
________________________________________________________________________________

1.   Approval of  Investment  Advisory    D.C. You may also obtain  copies after
     Agreement                            paying a  duplicating  fee by  writing
                                          the SEC's  Public  Reference  Section,
On April 19,  2005 the Board  reviewed    Washington,   D.C.  20549-0102  or  by
information  necessary  to approve the    electronic          request         to
initial Investment Advisory Agreement.    publicinfo@sec.gov,  or  is  available
The  Advisor  reviewed  with the Board    without  charge,   upon  request,   by
the Advisor's Form ADV, its financial calling the Fund at 1-800-773-3863. strength, its financial capability, Information on the operation of the
and other information.                    Public  Reference Room may be obtained
                                          by calling the SEC at 202-942-8090.
In  deciding on whether to approve the
Advisory   Agreement,   the   Trustees
considered      numerous      factors,
including:  (i) the  nature and extent
of  the   services   provided  by  the
Advisor;  (ii) the Advisor's personnel
and   methods  of   operating;   (iii)
overall expenses of the Fund including
the   Expense   Limitation   Agreement
between  the  Trust on  behalf  of the
Fund   and  the   Advisor;   (iv)  the
financial  condition  of the  Advisor;
(v) the Advisor's  investment strategy
for the Fund.

Based  upon  its   evaluation  of  the
information,   materials  and  factors
described    above,    the    Trustees
concluded  for the Fund:  (i) that the
terms  of  the   Investment   Advisory
Agreement  were  reasonable  and fair;
(ii) that the fees paid to the Advisor
under the Advisory  Agreement  and the
Fund's  expense  ratio as  compared to
similar  funds  were   reasonable  and
fair;  (iii) that they were  satisfied
with the Advisor's  proposed services,
personnel,  and  investment  strategy;
(iv) that it was in the best  interest
of the  Trust  and the  Fund to  enter
into    the    Advisory     Agreement.
Therefore, the Trustees, including the
Trustees  who  are  not  party  to the
Advisory   Agreement   of   interested
persons  of the  Advisor,  unanimously
approved  the Advisory  Agreement  for
the  Fund  for  an  initial   two-year
period.

2.   Proxy Voting  Policies and Voting
     Record

A copy of the Trust's Proxy Voting and
Disclosure  Policy  and the  Advisor's
Proxy Voting and Disclosure Policy are
included  as  Appendix B to the Fund's
Statement  of  Additional  Information
and is available, without charge, upon
request,  by  calling  1-800-773-3863.
Information  regarding  how  the  Fund
voted  proxies  relating to  portfolio
securities   during  the  most  recent
12-month  period ended June 30 will be
available  (1)  without  charge,  upon
request,  by  calling  the Fund at the
number  above  and  (2) on  the  SEC's
website at http://www.sec.gov.

3. Quarterly Portfolio Holdings

The Fund files its  complete  schedule
of portfolio holdings with the SEC for
the first and third  quarters  of each
fiscal  year on Form N-Q.  The  Fund's
Forms N-Q are  available  on the SEC's
website at http://www.sec.gov. You may
review  and make  copies  at the SEC's
Public  Reference  Room in Washington,

(This page was intentionally left blank.)

Clark Capital Management, LLC
The Mutual Fund is a series of
The Piedmont Investment Trust








For Shareholder Service Inquiries:         For Investment Advisor Inquiries:

Documented:       Documented:

The Piedmont Select Value Fund             Clark Capital Management, LLC
c/o NC Shareholder Services                324 W. Wendover Ave.
116 South Franklin Street                  Greensboro, North Carolina 27408
Post Office Drawer 4365
Rocky Mount, North Carolina 27803

Toll-Free Telephone:                       Toll-Free Telephone:

1-800-773-3863                             1-800-773-3863

World Wide Web @:                          World Wide Web @:

nottinghamco.com                           piedmontselectvaluefund.com







                                          [FUND LOGO HERE]
                                        The Piedmont Select
                                             value fund





Item 2. CODE OF ETHICS.
        --------------

         Not applicable.





Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.
        --------------------------------

         Not applicable.





Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
        --------------------------------------

         Not applicable.





Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
        -------------------------------------

         Not applicable.





Item 6. SCHEDULE OF INVESTMENTS.
        -----------------------

         A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
        ----------------------------------------------------------------------

         Not applicable.





Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
        ----------------------------------------------------------------

         Not applicable.





Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
        ------------------------------------------------------------------

         Not applicable.





Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
         ---------------------------------------------------

         None.





Item 11. CONTROLS AND PROCEDURES.
         -----------------------

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 12. EXHIBITS.
         --------

(a)(1)   Not applicable.


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3)   Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Piedmont Investment Trust


By: (Signature and Title)           /s/ David M. Clark III
                                    _______________________________________
                                    David M. Clark III, Trustee, President,
                                    Treasurer, Principal Executive Officer
                                    and Principal Financial Officer

Date: November 22, 2005







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)           /s/ David M. Clark III
                                    _______________________________________
                                    David M. Clark III, Trustee, President,
                                    Treasurer, Principal Executive Officer
                                    and Principal Financial Officer
                                    The Piedmont Investment Trust

Date: November 22, 2005